INVENTORY (Tables)	12 Months Ended
Jan. 31, 2024
Inventory Disclosure [Abstract]
Schedule of inventories [Table Text Block]
	January 31, 2024	January 31, 2023
	$	$
Finished goods	1,421,541	1,556,353
Work in process	1,139,116	2,494,455
Raw materials	148,064	122,765
	2,708,721	4,173,573